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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06364
Invesco Van Kampen Ohio Quality Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen Ohio Quality
Municipal Trust
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-OHQM-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 161.1%
	Ohio 150.9%
$370	Akron Bath Copley, OH Jt Twp Hosp Dist Rev Hosp Fac Summa Hosp, Ser A	5.375%	11/15/18	$370,877
1,000	American Muni Pwr OH Inc Hydroelec Pjs, Ser C	5.000	02/15/20	1,106,070
3,000	American Muni Pwr OH Inc Prairie St Energy Campus Proj A (AGL Insd)	5.250	02/15/19	3,441,390
1,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	976,340
1,000	Bowling Green, OH Student Hsg Rev Cfp I LLC St Univ Proj	5.750	06/01/31	993,910
3,815	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	3,199,106
995	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	856,237
2,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	1,578,920
700	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	618,891
1,510	Cleveland, OH Arpt Sys Rev, Ser A (AGM Insd)	5.000	01/01/31	1,510,755
1,000	Cleveland, OH Purp, Ser A (AGL Insd)	5.000	12/01/29	1,054,350
1,000	Cleveland, OH Rfdg (AGM Insd)	5.500	10/01/19	1,207,530

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student Hsg Euclid Ave Fenn Proj (AMBAC Insd)	5.000%	08/01/28	$871,910
1,480	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000	12/01/24	1,651,221
1,000	Columbus, OH City Sch Dist Sch Fac Constr & Impt	5.000	12/01/26	1,096,380
395	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	368,191
1,000	Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk Ctr Wiggins Proj	6.800	02/15/35	939,790
1,000	Dayton, OH Arpt Rev Rfdg, Ser C (Radian Insd) (AMT)	5.350	12/01/32	964,570
2,400	Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr, Ser A	5.625	08/15/32	2,348,040
500	Finneytown, OH Loc Sch Dist (NATL Insd)	6.200	12/01/17	598,880
1,000	Franklin Cnty, OH Hlthcare Fac Rev Impt Presbyterian Svcs, Ser A	5.625	07/01/26	1,012,840
1,000	Franklin Cnty, OH Hlthcare Fac Rev OH Presbyterian, Ser A (Prerefunded @ 7/01/11)	7.125	07/01/29	1,072,200
2,145	Groveport, OH Inc Tax Rcpt (NATL Insd)	5.000	12/01/20	2,313,790
1,250	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	1,118,688

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$4,750	Hamilton Cnty, OH Sales Tax Sub Cap Apprec, Ser B (AMBAC Insd)	*	12/01/23	$2,533,840
1,000	Hamilton Cnty, OH Student Hsg Rev Rfdg Stratford Heights Proj Univ Cincinnatti (AGM Insd)	5.000%	06/01/30	1,032,500
1,000	Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr Dist, Ser B (NATL Insd)	5.000	12/01/30	1,048,800
1,000	Harrison, OH Wastewtr Sys & Impt Rfdg (AGM Insd)	5.250	11/01/20	1,101,660
670	Kent State Univ OH Univ Revs Gen Rcpt, Ser B (AGL Insd)	5.000	05/01/27	723,138
1,000	Kent State Univ OH Univ Revs Gen Rcpts, Ser B (AGL Insd)	5.000	05/01/27	1,070,890
8,000	Lakewood, OH City Sch Dist Sch Impt Rfdg (AGM Insd) (a)	4.500	12/01/31	8,142,160
1,500	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	1,519,005
5,840	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd) (a)	5.000	02/01/24	6,187,013
1,000	Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement Rfdg, Ser A	6.375	08/15/15	1,012,030
1,000	Medina, OH Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.250	12/01/31	1,070,130
1,000	Miami Cnty, OH Hosp Fac Upper Vly Med Ctr Impt & Rfdg	5.250	05/15/26	1,013,660
1,000	Miamisburg, OH City Sch Dist Sch Fac Constr & Impt (AGL Insd)	5.000	12/01/29	1,069,510

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Middleburg Heights, OH Southwest Genl Hlth Ctr (AGM Insd)	5.625%	08/15/15	$1,003,080
1,000	Montgomery Cnty, OH Hlthcare & Multifamily Hsg Rev Rfdg & Impt St Leonard	6.375	04/01/30	1,003,110
7,500	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	7,566,525
1,100	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser A	6.250	11/15/33	1,163,767
500	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (b)	5.250	11/15/39	545,910
1,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood	6.200	12/01/31	1,065,059
1,500	Ohio Hsg Fin Agy Cap Fd Rev, Ser A (AGM Insd)	5.000	04/01/27	1,597,815
160	Ohio Hsg Fin Agy Mtg Rev Residential, Ser A (GNMA Collateralized) (AMT)	5.250	09/01/30	159,128
1,420	Ohio Hsg Fin Agy Multi Family Hsg Rev Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	5.850	09/20/28	1,540,842
5,550	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (c)	*	01/15/15	5,131,308
1,000	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 1/15/14)	*	01/15/15	867,120
5,850	Ohio Hsg Fin Agy Single Family Mtg Rev (FGIC Insd) (Prerefunded @ 7/15/14)	*	01/15/15	5,283,486

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (NATL Insd)	*	02/15/30	$353,680
7,500	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800%	09/01/36	7,533,900
625	Ohio St Air Quality Dev Auth Rev First Energy Generation, Ser A (AGM Insd)	5.700	08/01/20	684,875
750	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	828,383
1,500	Ohio St Air Quality Dev Auth Rev Rfdg Columbus Southn Pwr Co, Ser B (b)	5.800	12/01/38	1,585,560
1,380	Ohio St Bldg Auth Adult Correct Blgd, Ser A	5.000	10/01/27	1,493,850
430	Ohio St Dept of Tran Ctf Part Panhandle Rail Line Proj (AGM Insd)	6.500	04/15/12	432,021
10,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ, Ser A (BHAC Insd) (a)	4.750	01/15/46	9,993,700
600	Ohio St Higher Ed Fac Commn Summa Hlth Sys -2010 Proj	5.750	11/15/40	600,384
2,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B	5.500	01/01/34	2,140,240
2,989	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	3,132,233
2,000	Ohio St Infrastructure Impt, Ser A	5.000	09/01/23	2,218,720

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,000	Ohio St Rfdg Com Schs, Ser B	5.000%	09/15/20	$2,369,640
1,000	Ohio St Univ Gen Rcpt, Ser A	5.000	12/01/26	1,046,900
1,000	Ohio St Univ Gen Rcpt, Ser A	5.125	12/01/31	1,046,450
700	Ohio St Wtr Dev Auth Solid Allied Waste NA Inc Proj, Ser A (AMT)	5.150	07/15/15	713,615
1,000	Ross Cnty, OH Hosp Rev Rfdg Fac Adena Hlth Sys (AGC Insd)	5.750	12/01/35	1,063,150
1,820	Summit Cnty, OH	5.250	12/01/22	2,006,823
1,395	Summit Cnty, OH	5.250	12/01/23	1,538,197
1,000	Toldeo, OH Rfdg Ltd Tax Purp Impt (AGM Insd)	5.000	12/01/28	1,073,410
1,500	Toledo, OH City Sch Dist Sch Fac Impt, Ser B (NATL Insd)	5.000	12/01/27	1,551,075
1,805	Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub Impt Proj	5.375	12/01/35	1,624,265
500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	479,560
250	Tuscarawas Cnty, OH Hosp Fac Twin City Hosp Proj	6.350	11/01/37	230,595
1,000	University Cincinnati OH Gen Rcpt, Ser C (AGL Insd)	5.000	06/01/28	1,054,090
1,000	Vandalia Butler, OH City Sch Dist Montgomery Cnty Sch Impt	5.000	12/01/29	1,065,330

				133,583,008

	Guam 1.4%
850	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	876,070

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam (continued)
$335	Guam Pwr Auth Rev, Ser A	5.500%	10/01/40	$332,387

				1,208,457

	Puerto Rico 5.0%
500	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	529,765
500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	518,170
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	1,010,050
600	Puerto Rico Sales Tax Fin Corp Conv Cap Apprec, Ser A (d)	0.000/6.25	08/01/33	396,894
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	548,425
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded 8/01/11) (b)	5.000	08/01/39	1,047,800
385	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	390,721

				4,441,825

	U.S. Virgin Islands 3.8%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,014,080
700	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.750	10/01/19	797,727
750	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt, Ser A	5.000	10/01/29	747,660

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands (continued)
$810	Virgin Islands Pub Fin Auth Rev Sub Matching Fd Ln Nt, Ser A	6.000%	10/01/39	$849,188

				3,408,655

Total Long-Term Investments 161.1% (Cost $135,781,800)				142,641,945
Total Short-Term Investments 2.8% (Cost $2,500,000)				2,500,000

Total Investments 163.9% (Cost $138,281,800)				145,141,945
Liability for Floating Rate Note Obligations Related to Securities Held (24.2%) (Cost ($21,445,000))
(21,445)	Notes with interest rates ranging from 0.28% to 0.34% at July 31, 2010 and contractual maturities of collateral ranging from 2024 to 2046 (e)			(21,445,000)

Total Net Investments 139.7% (Cost $116,836,800)				123,696,945
Liabilities in Excess of Other Assets (0.2%)				(162,697)
Preferred Shares (including accrued distributions) (39.5%)				(35,002,973)

Net Assets 100.0%				$88,531,275

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

(e)	Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2010.
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen Ohio Quality Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	Prices are based on quoted prices in active markets for identical investments.

Level 2	—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	—	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 3
	Level 1	Level 2	Significant
	Quoted	Other Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total

Municipal Securities	$-0-	$145,141,945	$-0-	$145,141,945

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,148,890
Aggregate unrealized (depreciation) of investment securities	(1,491,888)

Net unrealized appreciation of investment securities	$6,657,002

Cost of investments for tax purposes is $117,042,299.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Ohio Quality Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.